Research and development expenses	6 Months Ended
Jun. 30, 2024
Research and development expenses
Research and development expenses

12. Research and development expenses

	Six Months Ended
	June 30,
(in thousands of $)	2024	2023
Personnel expenses	$132,903	$99,482
External research and development expenses	286,038	233,868
Materials and consumables	2,309	2,044
Depreciation and amortization	2,769	3,498
IT expenses	16,493	13,441
Other expenses	9,743	9,031
Total Research and development expenses	$450,255	$361,364